Leases - Schedule of Supplemental Information Related to Operating Leases (Details) - Coinshares International Limited [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases - Schedule of Supplemental Information Related to Operating Leases (Details) [Line Items]
Operating cash flows for operating leases	$ (1,352)	$ (928)	$ (887)
Supplemental non-cash amounts of lease liabilities arising from obtaining right of use assets
Weighted average remaining lease term (in years) - operating leases	2 years 5 months 19 days	3 years 10 months 13 days	4 years 10 months 9 days
Weighted average discount rate - operating leases	4.97%	5.29%	5.29%
Assets
Operating right of use assets	$ 2,957	$ 2,885
Total lease assets	2,957	2,885
Liabilities
Operating lease liability, current portion	1,347	895
Operating lease liability, net of current portion	1,528	2,096
Total lease liability	$ 2,875	$ 2,991